Shareholder Report, Line Graph (Details)	6 Months Ended	15 Months Ended	39 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
MSCI USA Minimum Volatility Ext ESG Reduced Carbon Target Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
MSCI USA Minimum Volatility (USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Minimum Volatility (USD) Index
MSCI USA Momentum SR Variant Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Momentum SR Variant Index
MSCI USA Sector Neutral Quality Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Sector Neutral Quality Index
MSCI USA Low Size Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Low Size Index
MSCI USA Enhanced Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Enhanced Value Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index